Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Intangible Assets
13.	Intangible Assets:

(a)	As of December 31, 2023 and 2022 intangible assets are detailed as follows:

	Useful Life		Average remaining amortization period		Gross balance		Accumulated Amortization		Net balance
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Other Intangible Assets:
Goodwill	—	—	—	—	16,714	16,714	—	—	16,714	16,714
Intangible assets arising from business combinations	—	—	—	—	56,249	56,249	(39,553)	(39,553)	16,696	16,696
Software or computer programs	6	6	5	5	322,174	263,294	(184,970)	(156,674)	137,204	106,620
Total					395,137	336,257	(224,523)	(196,227)	170,614	140,030

(b)	Changes in intangible assets during the year 2023 and 2022 are as follows:

	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2023	16,714	56,249	263,294	336,257
Acquisitions	—	—	59,955	59,955
Disposals/write-downs	—	—	(1,050)	(1,050)
Reclassification	—	—	—	—
Impairment (*)	—	—	(25)	(25)
Total	16,714	56,249	322,174	395,137

Accumulated Amortization
Balance as of January 1, 2023	—	(39,553)	(156,674)	(196,227)
Amortization for the year (**)	—	—	(29,346)	(29,346)
Disposals/write-downs	—	—	1,050	1,050
Reclassification	—	—	—	—
Impairment (*)	—	—	—	—
Total	—	(39,553)	(184,970)	(224,523)

Balance as of December 31, 2023	16,714	16,696	137,204	170,614

	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2022	16,714	56,249	209,458	282,421
Acquisitions	—	—	56,891	56,891
Disposals/write-downs	—	—	(2,751)	(2,751)
Reclassification	—	—	(182)	(182)
Impairment (*)	—	—	(122)	(122)
Total	16,714	56,249	263,294	336,257

Accumulated Amortization
Balance as of January 1, 2022	—	(39,553)	(136,926)	(176,479)
Amortization for the year (**)	—	—	(21,502)	(21,502)
Disposals/write-downs	—	—	1,572	1,572
Reclassification	—	—	182	182
Impairment (*)	—	—	—	—
Total	—	(39,553)	(156,674)	(196,227)

Balance as of December 31, 2022	16,714	16,696	106,620	140,030

(1)	Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.

(2)	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.

(*)	See Note No. 38 Impairment of non-financial assets.

(**)	See Note No. 37 Depreciation and Amortization.

(c)	As of December 31, 2023, the Bank maintains Ch$14,869 million (Ch$15,500 million as of December 31, 2022) of assets associated with technological developments.

(d)	As of December 31, 2023 and 2022, there are no restrictions on the intangible assets of the Bank. Furthermore, there are no intangible assets held as collateral for the fulfillment of obligations.

(e)	Impairment testing of Goodwill:

For goodwill impairment purposes, testing is carried out at the level of business segments described above and in Note No. 5 to the financial statements. This methodology is in line with IAS 36, where business segments represent the lowest level within the entity at which the goodwill is monitored for internal management purposes.

Accordingly, for impairment testing purposes, goodwill acquired through business combinations has been allocated to four individual business segments, as follows:

	2023	2022
Business Segments	MCh$	MCh$
Retail	5,928	5,928
Wholesale	2,135	2,135
Treasury and money market operations	4,513	4,513
Subsidiaries	4,138	4,138
Total	16,714	16,714

Below are the key assumptions used for determining the value in use for impairment testing purposes:

●	The Bank determines the recoverable amount of its business segments on the basis of value in use by employing a Discounted Cash Flows (“DCF”) valuation model. The DCF model determines the present value of the estimated future earnings that would be distributed to shareholders in the way of dividens, once satisfied the capital regulatory requirements.

●	For purposes of the goodwill impairment testing, the DCF model considers earnings projections for a ten-year period, which is deemed as the period in which the Bank is able to achieve the goals set in its long-term business strategy.

●	Earnings projections result from business growth, particularly associated with projected expansion rates for the local economy, the industry’s loan book and the Bank’s strategic goals. Then, based on historical data and a linear regression analysis, the Bank determines a loan growth multiplier (in real terms) over GDP growth for the local economy. This multiplier is expected to return to normal levels, after the downturn prompted by the COVID-19 and the second round effects of one-time policies adopted in order to deal with the pandemic. Accordingly, the loan growth multiplier would achieve 1.60 times since 2028.

●	Following the estimated growth rates for the Chilean economy (measured as GDP) and the banking industry in terms of loans to customers, expansion rates of the Bank’s loan book are determined by considering the achievement of the Bank’s long-term strategic goals. Therefore, real growth rates are considered to be slightly higher than the industry rates within the ten-year period, assuming that a market share of 16.8% is achieved at year four and remains unchanged afterwards.

●

For purposes of business segments valuation, the DCF model considers discount rates that are determined by carrying out a linear regression analysis based on historical data of daily stock returns for the Bank and the market portfolio (IGPA index in Chile). In order to do this, an index linear model is applied, which is widely used in finance for these purposes. After estimating the model parameters (alpha and beta), the Capital Asset Pricing Model (“CAPM”) is utilized to determine the cost of equity or discount rate for shareholders’ cash flows. When using CAPM, a 8.9% nominal discount rate is computed by assuming long-term scenarios for market risk premium and the latest available data (December 2022) for both inflation and long-term risk-free rate. We also use alternative methods, such as historical return-on-market-equity (net income over market capitalization) and implied return-on-equity from price-to-earnings ratios projected by market analysts. Based on these methods, we compute discount rates of 9.1% by using the return-on-market-equity and 9.8% by means of the projected price-to-earnings ratio. By using such evidence, the Bank determined a real cost of equity of 9.0% as a baseline scenario for discount rates used for valuation purposes. The Bank also carries out a sensitivity analysis by setting discounts rates of 8.0% and 10.0%.

(f)	Annual goodwill impairment test:

The annual goodwill impairment tests for the years ended December 31, 2023 and 2022 did not result in an impairment loss on the goodwill of the Bank’s business segments as their economic values were higher than their carrying amounts.

(g)	Restrictions:

Banco de Chile and its subsidiaries have no restrictions on intangible assets as of December 31, 2023 and 2022. Additionally, no intangible assets have been pledged as collateral to secure the fulfillment of any financial obligation. Moreover, there are no amounts owed by the Bank on intangible assets as of the aforementioned dates.